Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.8%)
Communication Services (5.3%)
*	Alphabet Inc. Class A	1,691,950	236,348
*	Alphabet Inc. Class C	1,263,540	178,071
	Walt Disney Co.	678,135	61,229
	T-Mobile US Inc.	273,700	43,882
*	Meta Platforms Inc. Class A	99,200	35,113
	Nintendo Co. Ltd.	507,500	26,407
	Electronic Arts Inc.	169,850	23,237
*	Charter Communications Inc. Class A	40,850	15,878
*	Netflix Inc.	19,000	9,251
	Comcast Corp. Class A	156,200	6,849
*	Altice USA Inc. Class A	574,200	1,866
			638,131
Consumer Discretionary (9.4%)
	Sony Group Corp. ADR	1,751,900	165,887
	TJX Cos. Inc.	1,561,500	146,484
	Ross Stores Inc.	1,057,080	146,289
*	Mattel Inc.	5,682,571	107,287
*	Royal Caribbean Cruises Ltd.	717,000	92,844
	Whirlpool Corp.	709,274	86,368
*	CarMax Inc.	1,048,000	80,424
	Alibaba Group Holding Ltd. ADR	989,900	76,727
*	Tesla Inc.	190,400	47,311
	Marriott International Inc. Class A	183,290	41,334
	Bath & Body Works Inc.	526,300	22,715
*	Capri Holdings Ltd.	416,763	20,938
	McDonald's Corp.	70,500	20,904
	Newell Brands Inc.	2,202,000	19,113
	Restaurant Brands International Inc.	168,300	13,149
*	Victoria's Secret & Co.	391,700	10,396
*	Burlington Stores Inc.	46,000	8,946
*	Carnival Corp.	348,400	6,459
	Lowe's Cos. Inc.	25,000	5,564
*	MGM Resorts International	94,900	4,240
*	Amazon.com Inc.	26,000	3,951
*	Leslie's Inc.	511,100	3,532
	Hilton Worldwide Holdings Inc.	13,800	2,513
	Las Vegas Sands Corp.	51,000	2,510
*	Norwegian Cruise Line Holdings Ltd.	68,440	1,372
			1,137,257
Consumer Staples (1.0%)
*	Dollar Tree Inc.	355,500	50,499
*	BJ's Wholesale Club Holdings Inc.	437,200	29,144

		Shares	Market Value ($000)
	Sysco Corp.	295,800	21,632
	Tyson Foods Inc. Class A	181,000	9,729
	Altria Group Inc.	166,500	6,716
			117,720
Energy (3.2%)
	Pioneer Natural Resources Co.	657,323	147,819
	Cameco Corp.	1,160,200	50,005
	Hess Corp.	277,400	39,990
	Valero Energy Corp.	294,400	38,272
	EOG Resources Inc.	307,821	37,231
	Coterra Energy Inc.	987,050	25,189
	TechnipFMC plc	698,600	14,070
*	Transocean Ltd. (XNYS)	2,162,200	13,730
*	Southwestern Energy Co.	1,915,000	12,543
	Schlumberger NV	216,400	11,261
			390,110
Financials (9.3%)
	Raymond James Financial Inc.	1,780,455	198,521
	Wells Fargo & Co.	3,658,800	180,086
	JPMorgan Chase & Co.	773,000	131,487
	Evercore Inc. Class A	586,130	100,258
	Northern Trust Corp.	1,172,350	98,923
	Visa Inc. Class A	374,590	97,524
	Goldman Sachs Group Inc.	218,300	84,214
	Discover Financial Services	429,981	48,330
	CME Group Inc.	154,050	32,443
	KeyCorp.	2,088,500	30,074
	Bank of New York Mellon Corp.	546,800	28,461
	Mastercard Inc. Class A	55,400	23,629
	Progressive Corp.	130,500	20,786
	Fidelity National Information Services Inc.	346,000	20,784
*	PayPal Holdings Inc.	220,800	13,559
*	WEX Inc.	50,480	9,821
	Charles Schwab Corp.	90,400	6,219
	Bank of America Corp.	62,959	2,120
			1,127,239
Health Care (27.9%)
	Eli Lilly & Co.	1,865,772	1,087,596
	Amgen Inc.	1,335,180	384,559
	AstraZeneca plc ADR	5,636,380	379,610
*	Biogen Inc.	1,283,217	332,058
*	Boston Scientific Corp.	3,179,880	183,829
	Thermo Fisher Scientific Inc.	280,470	148,871
	Bristol-Myers Squibb Co.	2,352,710	120,718
	Novartis AG ADR	1,165,700	117,701
*	Elanco Animal Health Inc. (XNYS)	7,610,188	113,392
	Zimmer Biomet Holdings Inc.	697,150	84,843
	GSK plc ADR	1,700,550	63,022
	Roche Holding AG	213,112	61,950
*	BioMarin Pharmaceutical Inc.	557,775	53,781
	CVS Health Corp.	595,850	47,048
*	LivaNova plc	804,010	41,599
	Agilent Technologies Inc.	232,430	32,315
	Abbott Laboratories	252,400	27,782
	Stryker Corp.	64,700	19,375
*	Illumina Inc.	85,370	11,887
	Humana Inc.	23,844	10,916

		Shares	Market Value ($000)
	Danaher Corp.	47,140	10,905
*	IQVIA Holdings Inc.	47,056	10,888
[1]	Siemens Healthineers AG	148,420	8,617
*	Waters Corp.	20,331	6,694
	Sanofi ADR	134,000	6,664
	Alcon Inc.	84,460	6,598
	Medtronic plc	54,400	4,481
	UnitedHealth Group Inc.	8,489	4,469
*	Sandoz Group AG	70,680	2,274
*	Zimvie Inc.	5,830	103
			3,384,545
Industrials (14.4%)
	Siemens AG (Registered)	1,516,960	284,596
	FedEx Corp.	930,800	235,465
	AECOM	2,320,250	214,461
	Southwest Airlines Co.	6,021,269	173,894
	Jacobs Solutions Inc.	968,345	125,691
	Airbus SE	585,399	90,437
	United Parcel Service Inc. Class B (XNYS)	552,000	86,791
	Delta Air Lines Inc.	1,584,510	63,745
	TransDigm Group Inc.	60,100	60,797
*	United Airlines Holdings Inc.	1,412,340	58,273
	Textron Inc.	535,600	43,073
	General Dynamics Corp.	137,200	35,627
	Caterpillar Inc.	115,000	34,002
*	XPO Inc.	336,800	29,500
*	American Airlines Group Inc.	2,112,500	29,026
	Carrier Global Corp.	451,000	25,910
	Union Pacific Corp.	84,400	20,730
	Otis Worldwide Corp.	218,300	19,531
	Moog Inc. Class A	118,400	17,142
	JB Hunt Transport Services Inc.	65,800	13,143
*	Saia Inc.	28,500	12,489
*	Boeing Co.	45,000	11,730
*	RXO Inc.	442,600	10,295
*	GXO Logistics Inc.	164,200	10,043
	Rockwell Automation Inc.	25,650	7,964
	Knight-Swift Transportation Holdings Inc.	137,700	7,938
	CSX Corp.	208,100	7,215
	L3Harris Technologies Inc.	34,000	7,161
	Deere & Co.	12,880	5,150
	Norfolk Southern Corp.	20,700	4,893
	AMETEK Inc.	10,000	1,649
	Veralto Corp.	15,713	1,293
			1,749,654
Information Technology (24.5%)
	Intel Corp.	7,902,380	397,095
	Microsoft Corp.	988,030	371,539
	KLA Corp.	565,090	328,487
*	Flex Ltd.	8,499,230	258,887
	Texas Instruments Inc.	1,355,750	231,101
	Applied Materials Inc.	962,100	155,928
	Micron Technology Inc.	1,796,000	153,271
	Oracle Corp.	1,307,250	137,823
	Intuit Inc.	158,400	99,005
*	Adobe Inc.	156,600	93,428
	ASML Holding NV GDR (Registered)	120,000	90,830

		Shares	Market Value ($000)
	Analog Devices Inc.	420,600	83,514
	HP Inc.	2,462,053	74,083
	NetApp Inc.	751,000	66,208
	QUALCOMM Inc.	438,280	63,388
	Apple Inc.	298,000	57,374
	Hewlett Packard Enterprise Co.	3,156,520	53,598
	Jabil Inc.	417,500	53,189
	Cisco Systems Inc.	885,300	44,725
	Corning Inc.	838,600	25,535
	Telefonaktiebolaget LM Ericsson ADR	4,007,000	25,244
*	Keysight Technologies Inc.	149,300	23,752
	Seagate Technology Holdings plc	261,500	22,324
	Teradyne Inc.	184,940	20,070
	NVIDIA Corp.	34,100	16,887
*	Western Digital Corp.	221,600	11,605
*	BlackBerry Ltd.	1,276,500	4,519
*	Ciena Corp.	65,000	2,926
			2,966,335
Materials (1.7%)
[2]	Albemarle Corp.	412,365	59,578
	Glencore plc	9,273,241	55,742
	DuPont de Nemours Inc.	294,500	22,656
	Freeport-McMoRan Inc.	422,200	17,973
	Corteva Inc.	266,293	12,761
	Tronox Holdings plc	892,000	12,631
	Dow Inc.	229,500	12,586
	Linde plc	13,500	5,544
	Greif Inc. Class B	24,000	1,584
			201,055
Real Estate (0.1%)
	American Homes 4 Rent Class A	220,000	7,911
Total Common Stocks (Cost $4,937,334)			11,719,957
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.435% (Cost $384,010)	3,841,695	384,093
Total Investments (100.0%) (Cost $5,321,344)			12,104,050
Other Assets and Liabilities—Net (0.0%)			570
Net Assets (100%)			12,104,620
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $8,617,000, representing 0.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,416,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,499,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,189,934	530,023	—	11,719,957
Temporary Cash Investments	384,093	—	—	384,093
Total	11,574,027	530,023	—	12,104,050